Acquisition of Ely, Golden Valley and Abitibi (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Summary of Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the fair value of the consideration paid and the fair values of the assets acquired, and liabilities assumed on the closing date:

($)
Consideration paid
Cash paid to Ely shareholders(1)	65,016
GRC Shares issued to Ely shareholders(1)	130,194
15,946,732 Ely Warrants deemed to be exchanged for GRC Shares	5,641
Total consideration	200,851

Allocation of consideration
Cash and cash equivalents	6,769
Short-term investments	1,291
Accounts receivable	262
Prepaid and other receivables	193
Reclamation bond	22
Property, plant & equipment	48
Royalties and other mineral interests	238,864
Accounts payable and accrued liabilities	(3,847)
Lease obligation	(51)
Deferred income tax liability	(42,700)
Net assets acquired	200,851

Consideration excludes a portion of cash ($330) and share ($213) consideration representing the excess of the value of consideration over the intrinsic value of Ely's share options outstanding prior to the closing date. Such excess is recorded as share-based compensation in the consolidated statements of comprehensive loss on the closing date.

The following table summarizes the fair value of the consideration paid and the fair values of the assets acquired, and liabilities assumed on the closing date:

($)
Consideration paid
GRC Shares issued to Abitibi and Golden Valley Shareholders	296,966
1,166,389 Golden Valley share options deemed to be exchanged for GRC share options	8,991
Total consideration	305,957

Allocation of consideration
Cash and cash equivalents	10,393
Restricted cash	1,815
Short-term investments	23,360
Prepaid and other receivables	2,756
Royalties and other mineral interests	366,102
Investment in associate	1,360
Accounts payable and accrued liabilities	(5,561)
Derivative liabilities	(691)
Government loan	(48)
Deferred income tax liability	(93,529)
Net assets acquired	305,957